Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future payments for property management fee related to the non-cancellable operating leases with initial terms in excess of one year as of December 31,2025 is as following:

Lease Commitment
RMB
Within 1 year	34
2-5 years	133
Total	167